Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

JOHCM GLOBAL SELECT FUND

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

JOHCM INTERNATIONAL SELECT FUND

Institutional Shares, Investor Shares, Class Z Shares

JOHCM EMERGING MARKETS DISCOVERY FUND

(formerly, JOHCM Emerging Markets Small Mid Cap Equity Fund)

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

JOHCM INTERNATIONAL OPPORTUNITIES FUND

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

REGNAN SUSTAINABLE WATER AND WASTE FUND

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

TSW EMERGING MARKETS FUND

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

TSW HIGH YIELD BOND FUND

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

TSW LARGE CAP VALUE FUND

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

Supplement dated July 31, 2023

to the Statement of Additional Information

dated January 27, 2023 (as supplemented thereafter) and

to the Statement of Additional Information

dated February 28, 2023 (as supplemented thereafter)

Effective July 31, 2023, the Board of Trustees of JOHCM Funds Trust (the “Trust”) accepted the resignation of David Lane as Trustee of the Trust.

With the resignation of Mr. Lane, all references to Mr. Lane are removed from the Statements of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

This Supplement should be retained for future reference.